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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08256

Columbia Real Estate Equity Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/06

Date of reporting period:	11/30/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2005 (Unaudited)	Columbia Real Estate Equity Fund

		Shares	Value($)*
Common Stocks — 90.1%
CONSUMER DISCRETIONARY — 12.4%
Hotels, Restaurants & Leisure — 12.4%
	Great Wolf Resorts, Inc. (a)	235,108	2,285,250
	Hilton Hotels Corp.	1,630,400	35,738,368
	Marriott International, Inc., Class A	388,400	25,094,524
	Starwood Hotels & Resorts Worldwide, Inc.	536,200	32,440,100
	Hotels, Restaurants & Leisure Total		95,558,242
	CONSUMER DISCRETIONARY TOTAL		95,558,242
FINANCIALS — 77.7%
Real Estate — 77.7%
	Alexandria Real Estate Equities, Inc., REIT	482,500	40,530,000
	Archstone-Smith Trust, REIT	393,571	16,455,203
	AvalonBay Communities, Inc., REIT	179,000	16,369,550
	Boston Properties, Inc., REIT	199,900	15,034,479
	Brookfield Properties Corp.	292,700	8,725,387
	CenterPoint Properties Trust, REIT	464,600	21,227,574
	Corporate Office Properties Trust, REIT	116,880	4,217,030
	Cousins Properties, Inc., REIT	1,108,050	30,848,112
	Duke Realty Corp., REIT	438,800	14,919,200
	Equity Office Properties Trust, REIT	743,637	23,186,602
	Equity Residential, REIT	727,506	29,653,145
	Essex Property Trust, Inc., REIT	58,200	5,336,940
	General Growth Properties, Inc., REIT	617,280	28,160,314
	Home Properties, Inc., REIT	175,200	7,293,576
	Host Marriott Corp., REIT	1,117,400	20,001,460
	iStar Financial, Inc., REIT	1,117,250	41,517,010
	Kimco Realty Corp., REIT	917,900	28,867,955
	Liberty Property Trust, REIT	439,500	18,661,170
	Mack-Cali Realty Corp., REIT	365,900	16,161,803
	Newcastle Investment Corp., REIT	274,500	7,447,185
	Pan Pacific Retail Properties, Inc., REIT	219,200	14,752,160
	Prentiss Properties Trust, REIT	219,500	8,999,500
	ProLogis, REIT	620,906	28,164,296
	Public Storage, Inc., REIT	525,732	37,116,679
	Regency Centers Corp., REIT	421,100	24,444,855
	Simon Property Group, Inc., REIT	595,956	46,073,358
	SL Green Realty Corp., REIT	224,900	16,608,865
	Sun Communities, Inc., REIT	114,700	3,509,820

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		Shares	Value($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate — (continued)
	United Dominion Realty Trust, Inc., REIT	262,600	5,879,614
	Vornado Realty Trust, REIT	206,200	17,599,170
	Real Estate Total		597,762,012
	FINANCIALS TOTAL		597,762,012
	Total Common Stocks (cost of $368,865,428)		693,320,254
Income Deposit Securities — 1.9%
CONSUMER DISCRETIONARY — 0.3%
Hotels, Restaurants & Leisure — 0.3%
	Centerplate,Inc.	201,300	2,540,406
	Hotels, Restaurants & Leisure Total		2,540,406
	CONSUMER DISCRETIONARY TOTAL		2,540,406
CONSUMER STAPLES — 0.9%
Food & Staples Retailing — 0.9%
	B&G Foods, Inc.	476,200	6,928,710
	Food & Staples Retailing Total		6,928,710
	CONSUMER STAPLES TOTAL		6,928,710
TELECOMMUNICATION SERVICES — 0.7%
Diversified Telecommunication Services — 0.7%
	Otelco, Inc.	302,000	5,043,400
	Diversified Telecommunication Services Total		5,043,400
	TELECOMMUNICATION SERVICES TOTAL		5,043,400
	Total Income Deposit Securities (cost of $14,752,900)		14,512,516

		Par ($)
Short-Term Obligation — 8.1%

	Repurchase agreement with State Street Bank & Trust Co., dated 11/30/05, due 12/01/05 at 3.850%, collateralized by a U.S. Treasury Note maturing 11/15/13, market value of $63,586,375 (repurchase proceeds $62,343,667)	62,337,000	62,337,000

	Total Short-Term Obligation (cost of $62,337,000)		62,337,000

	Total Investments — 100.1% (cost of $445,955,328)(b)(c)		770,169,770

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Value ($)

Other Assets & Liabilities, Net — (0.1)%	(880,660)

Net Assets — 100.0%	769,289,110

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities and certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $445,955,328.

(c)	Unrealized appreciation and depreciation at November 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$329,323,915	$(5,109,473)	$324,214,442

Acronym	Name

REIT	Real Estate Investment Trust

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Item 2. Controls and Procedures.

(a)     The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Real Estate Equity Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 25, 2006